Schedule of Investments February 28, 2021 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock—71.6% (1)
Canadian Crude Oil Pipelines—14.0% (1)
Enbridge Inc.	3,497,977	$118,266,602
Inter Pipeline Ltd.	2,516,029	35,409,461
Pembina Pipeline Corporation	2,877,930	73,180,744

		226,856,807

Canadian Natural Gas/Natural Gas Liquids Pipelines—8.2% (1)
Keyera Corp.	2,333,086	45,228,062
TC Energy Corporation	2,107,459	88,365,756

		133,593,818

United States Crude Oil Pipelines—5.6% (1)
Plains GP Holdings, L.P. (2)	10,451,627	90,093,025

United States Renewables and Power Infrastructure—3.7% (1)
Clearway Energy, Inc.	509,987	14,004,243
NextEra Energy Partners LP	512,936	37,259,671
Sempra Energy	68,396	7,932,568

		59,196,482

United States Natural Gas Gathering/Processing—10.8% (1)
Antero Midstream Corporation	1,909,425	16,841,128
Equitrans Midstream Corporation	6,279,126	45,398,081
Hess Midstream LP	447,743	9,389,171
Targa Resources Corp.	3,365,613	104,098,410

		175,726,790

United States Natural Gas/Natural Gas Liquids Pipelines—29.3% (1)
Cheniere Energy, Inc. (3)	1,899,444	128,003,531
Kinder Morgan, Inc.	7,927,612	116,535,896
ONEOK, Inc.	1,766,041	78,217,956
The Williams Companies, Inc.	6,671,549	152,378,179

		475,135,562

Total Common Stock (Cost $1,106,866,830)		1,160,602,484

Master Limited Partnerships—24.5% (1)
United States Crude Oil Pipelines—3.6% (1)
BP Midstream Partners LP	1,252,290	14,288,629
Nustar Energy L.P.	747,185	13,374,611
Shell Midstream Partners, L.P.	2,798,583	30,644,484

		58,307,724

United States Natural Gas Gathering/Processing—2.0% (1)
Western Midstream Partners, LP	1,958,181	32,564,550

United States Natural Gas/Natural Gas Liquids Pipelines—10.0% (1)
DCP Midstream, LP	557,095	12,178,097
Energy Transfer LP	9,373,171	71,611,027

Enterprise Products Partners L.P.	3,676,716	78,387,585

		162,176,709

United States Other—0.2% (1)
Westlake Chemical Partners LP	119,798	2,816,451

United States Refined Product Pipelines—8.7% (1)
Magellan Midstream Partners, L.P.	1,301,365	54,227,880
MPLX LP	3,235,829	77,045,088
Phillips 66 Partners LP	402,428	10,736,779

		142,009,747

Total Master Limited Partnerships
(Cost $441,508,931)		397,875,181

Short-Term Investment—1.8% (1)
United States Investment Company—1.8% (1)
First American Government Obligations Fund, Class X, 0.03% (4)
(Cost $28,723,521)	28,723,521	28,723,521

Total Investments—97.9% (1)
(Cost $1,577,099,282)		1,587,201,186
Other Assets in Excess of Liabilities, Net—2.1%(1)		34,027,367

Total Net Assets—100.0%(1)		$1,621,228,553

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined by the Investment Company Act of 1940.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of February 28, 2021.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,160,602,484	$—	$—	$1,160,602,484
Master Limited Partnerships	397,875,181	—	—	397,875,181
Short-Term Investment	28,723,521	—	—	28,723,521

Total Investments	$1,587,201,186	$—	$—	$1,587,201,186

Refer to the Fund’s Schedule of Investments for additional industry information.

Transaction with Affiliates- If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended February 28, 2021, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Plains GP Holdings, L.P.	12,061,845	187,645	(1,797,863)	10,451,627

	Value as of February 28, 2021	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Plains GP Holdings, L.P.	$90,093,025	$—	$1,847,517	$(25,268,748)	$36,651,509